EXCHANGEABLE NOTES (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Schedule of Exchangeable Notes
The first date on which holders can exercise their put option is April 1, 2022. If the put option is exercised, the issuer has to repurchase the notes at par. The embedded derivatives are summarised as follows:

	December 31, 2018 US$’000	December 31, 2017 US$’000
Non-current assets
Exchangeable note bond call option	-	360

Non-current liabilities
Exchangeable note equity conversion option	238	1,790
Exchangeable note bond put option	-	440

	238	2,230

Total value of embedded derivatives – net liability	238	1,870

Schedule of Carrying Value of Exchangeable Senior Notes
Subsequently, the host debt instrument is measured at amortised cost using the effective interest rate method. The carrying value of exchangeable senior notes is calculated as follows:

	December 31, 2018 US$’000	December 31, 2017 US$’000
Balance at 1 January	92,955	92,232
Accretion interest	689	723
Less: purchased during the year at fair value	(12,262)	-

	81,382	92,955

	December 31, 2018 US$’000	December 31, 2017 US$’000
Exchangeable senior notes	81,382	92,955
Total value of embedded derivatives – liability	238	2,230

Total non-current liabilities	81,620	95,185